Amplify Transformational Data Sharing ETF
Schedule of Investments
January 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 92.9%
Banks - 6.8%
Customers Bancorp, Inc. (a)	227,664	$13,272,811
Signature Bank/New York NY	51,243	15,610,155
Silvergate Capital Corp. (a)	340,004	36,632,031
		65,514,997
Diversified Financials - 22.1%
CME Group, Inc.	172,206	39,521,277
Coinbase Global, Inc. - Class A (a)	222,822	42,369,603
EQONEX Ltd. (a) (b)	1,270,500	2,109,030
Galaxy Digital Holdings Ltd. (a) (b)	2,849,814	37,910,833
Mogo, Inc. (a) (b)	5,285,562	11,469,670
Nocturne Acquisition Corp. (a) (c)	380,000	3,617,600
Robinhood Markets, Inc. - Class A (a) (b)	530,747	7,510,070
SBI Holdings, Inc./Japan	1,632,944	41,745,927
Vontobel Holding AG	136,222	11,245,867
WisdomTree Investments, Inc.	2,497,507	14,011,014
		211,510,891
Media & Entertainment - 3.9%
Twitter, Inc. (a)	305,880	11,473,559
Z Holdings Corp.	5,188,534	26,019,316
		37,492,875
Retailing - 3.5%
Overstock.com, Inc. (a)	594,329	28,492,132
Rakuten Group, Inc. (a)	577,747	4,975,211
		33,467,343
Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc. (a)	176,497	20,164,782
NVIDIA Corp.	174,089	42,627,433
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	105,377	12,922,381
		75,714,596
Software & Services - 46.5%
Accenture PLC - Class A	73,597	26,022,427
Argo Blockchain PLC (a)	22,856,985	23,055,260
BIGG Digital Assets, Inc. (a) (b)	6,317,198	4,273,918
Bitfarms Ltd./Canada (a) (b)	7,784,367	28,231,076
Block, Inc. (a)	212,678	26,008,393
Core Scientific, Inc. (a) (b)	1,292,362	11,217,702
Digital Garage, Inc.	871,073	30,466,361
GMO internet, Inc.	1,583,561	33,341,748
Hive Blockchain Technologies Ltd. (a) (b)	16,470,426	32,392,766
Hut 8 Mining Corp. (a) (b)	5,366,622	31,748,415
International Business Machines Corp.	189,562	25,319,796
Marathon Digital Holdings, Inc. (a) (b)	1,079,152	25,403,238
Mastercard, Inc. - Class A	23,683	9,150,638
MicroStrategy, Inc. (a) (b)	82,534	30,373,337
PayPal Holdings, Inc. (a)	220,482	37,909,675
Riot Blockchain, Inc. (a) (b)	1,828,778	29,150,721
Stronghold Digital Mining, Inc. - Class A (a) (b)	1,127,471	10,068,316
Visa, Inc. - Class A	36,923	8,350,875
Voyager Digital Ltd. (a)	2,851,195	23,102,945
		445,587,607
Technology Hardware & Equipment - 2.2%
Canaan, Inc. - ADR (a) (b)	2,437,609	10,481,719
CompoSecure, Inc. (a)	1,353,720	10,423,644
		20,905,363
Total Common Stocks (Cost $1,160,046,000)		890,193,672

CONVERTIBLE BONDS - 2.9%	Par Value
Core Scientific, Inc. 4.000% Cash and 6.000% PIK, 04/19/2025 (d) (e) (f)	$27,082,072	27,082,072
Total Convertible Bonds (Cost $27,072,209)		27,082,072

EXCHANGE TRADED FUNDS - 3.3%	Shares
3iQ CoinShares Bitcoin ETF (a)	2,285,848	14,698,003
Bitcoin ETF (a)	152,560	2,218,222
Purpose Bitcoin ETF (a) (b)	2,066,695	14,921,538
Total Exchange Traded Funds (Cost $41,396,515)		31,837,763

MONEY MARKET FUNDS - 1.5%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (g)	14,288,062	14,288,062
Total Money Market Funds (Cost $14,288,062)		14,288,062

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.0%
First American Government Obligations Fund - Class X - 0.03% (g)	162,937,461	162,937,461
Total Investments Purchased with Proceeds from Securities Lending (Cost $162,937,461)		162,937,461
Total Investments - 117.6%
(Cost $1,405,740,247)		$1,126,339,030

Percentages are based on Net Assets of $958,089,332.
ADR -	American Depositary Receipt
PIK -	Payment In-Kind
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2022. Total value of securities out on loan is $169,622,919 or 17.7% of net assets.
(c)	Special Purpose Acquistion Company.
(d)	Illiquid security. At January 31, 2022, the value of this security amounted to $27,082,072 or 2.8% of net assets.
(e)	Restricted. Aquired on September 24, 2021.
(f)	The Fund had fair valued this security. Value is determined using significant unobservable inputs.
(g)	Seven-day yield as of January 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Britain	$23,055,260
Canada	139,953,607
China	10,481,719
Hong Kong	2,109,030
Ireland	26,022,427
Japan	136,548,563
Switzerland	11,245,867
Taiwan	12,922,382
United States	559,692,580
Money Market Funds	14,288,062
Investments Purchased with Proceeds from Securities Lending	162,937,461
Total Level 1	1,099,256,958
Level 2
Total Level 2	-
Level 3
Convertible Bonds
United States	27,082,072
Total Level 3	27,082,072
Total	$1,126,339,030

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2022, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

BLOK	Balance as of 10/31/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 10/31/2021	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 10/31/2021
Convertible Bonds	$26,678,603	$-	$-	$403,469	$-	$-	$-	$27,082,072	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BLOK	Fair Value as of 10/31/2021	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Convertible Bonds	$-	Cost	None	-

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.